Consolidated income statement - Parenthetical (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
		Mar. 31, 2023	Jun. 30, 2024
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale	[1]		$ 3,256
– other reserves reclassified to income statement on disposal of a foreign operation			352
Banking business in Canada
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale			4,800
Gain on acquisition, excluding hedging gain			4,600
– foreign exchange losses reclassified to income statement on disposal of a foreign operation			600
– other reserves reclassified to income statement on disposal of a foreign operation			400
Banking business in Canada | Hedges of net investment in foreign operations
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale		$ (284)	255
Business in Argentina
Disclosure of detailed information about business combination [line items]
Gain/(loss) recognised on assets held for sale			$ (1,200)
Retail banking operations in France
Disclosure of detailed information about business combination [line items]
Reversal of impairment loss recognised in profit or loss		$ 2,100

[1]	In the first half of 2024, a gain of $4.6bn inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves recycling losses on the sale of our banking business in Canada, and an impairment loss of $1.2bn relating to the planned sale of our business in Argentina was recognised.
In the first quarter of 2023, the $2.1bn reversal of the held for sale classification was recognised relating to the sale of our retail banking operations in France.